Related Party Collaboration Agreement (Details) - Exclusive Channel Collaborations Agreement - Majority Shareholder - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Percentage of gross profits due quarterly to Intrexon					16.66%
Percentage of quarterly revenue from sublicensor due to Intrexon					50.00%
Service costs incurred					$ 217,833	$ 562,039	$ 912,182
Amounts included in accounts payable and accrued liabilities					800	$ 135,301
Research and development
Related Party Transaction [Line Items]
Service costs incurred	$ 2,816	$ 54,154	$ 18,550	$ 190,195
Accounts Payable and Accrued Liabilities
Related Party Transaction [Line Items]
Amounts included in accounts payable and accrued liabilities	$ 1,000		$ 1,000		$ 800